Taxes and other receivables (Tables)	12 Months Ended
Dec. 31, 2012
Taxes and Other Receivables [Abstract]
Schedule of taxes and other receivables
	$2012	$2011

Government grants	34,168	26,900
Other receivables	11,331	11,902

	45,499	38,802